ACCOUNTING PRINCIPLES	12 Months Ended
Dec. 31, 2019
General Information About Financial Statements [Abstract]
ACCOUNTING PRINCIPLES
NOTE 1: ACCOUNTING PRINCIPLES
ArcelorMittal (“ArcelorMittal” or the “Company”), together with its subsidiaries, owns and operates steel manufacturing and mining facilities in Europe, North and South America, Asia and Africa. Collectively, these subsidiaries and facilities are referred to in the consolidated financial statements as the “operating subsidiaries”. These consolidated financial statements were authorized for issuance on March 3, 2020 by the Company’s Board of Directors.
1.1 Basis of presentation
The consolidated financial statements have been prepared on a historical cost basis, except for equity instruments and trade receivables at fair value through other comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments, biological assets and certain assets and liabilities held for sale, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost, and the financial statements of the Company’s Venezuelan tubular production facilities Industrias Unicon CA (“Unicon”) and the Company's Argentinian operation Acindar Industria Argentina de Aceros S.A. ("Acindar"), for which hyperinflationary accounting is applied (see note 2.2.2). The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and are presented in U.S. dollars with all amounts rounded to the nearest million, except for share and per share data.
1.2 Use of judgment and estimates
The preparation of consolidated financial statements in conformity with IFRS recognition and measurement principles and, in particular, making the critical accounting judgments requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.
The following summary provides further information about the Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be read in conjunction with the notes mentioned in the summary:

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Deferred tax assets (note 10.4): The Company assesses the recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these assets and the time frame for their utilization. In addition, the Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated depending on the interpretation, which may be uncertain, of applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and circumstances.

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Provisions for pensions and other post-employment benefits (note 8.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience changes.

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Provisions (note 9): Provisions, which result from legal or constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises. They are reviewed periodically to take into consideration changes in laws and regulations and underlying facts and circumstances.

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Impairment of tangible and intangible assets, including goodwill (note 5.3): In the framework of the determination of the recoverable amount of assets, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected changes to average selling prices, shipments and direct costs.

Assumptions for average selling prices and shipments are based on historical experience and expectations of future changes in the market. Discount rates are reviewed annually.

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Business combinations (note 2.2.3): Assets acquired and liabilities assumed as part of a business combination are recorded at their acquisition-date fair values. Similarly, consideration including consideration receivable and contingent consideration is measured at fair value. Determining the fair value of identifiable assets and liabilities requires the use of valuation techniques which may include judgment and estimates and which may affect the allocation of the amount of consideration paid to the assets and liabilities acquired and goodwill or gain from a bargain purchase recorded as part of the business combination.

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Financial instruments (note 6.1.5) and financial amounts receivable (note 4.6): Certain of the Company's financial instruments are classified as Level 3 as they include unobservable inputs. In particular, the Company uses estimates to compute unobservable historical volatility based on movements of stock market prices for the fair valuation of the call option on the 1,000 mandatory convertible bonds and unobservable inputs such as discounted cash flow model for the fair valuation of financial amounts receivable relating to Uttam Galva and KSS Petron.

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Mining reserve estimates (note 5.2): Proven iron ore and coal reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Their estimates and the estimates of mine life have been prepared by ArcelorMittal experienced engineers and geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external consultants. Reserves are updated annually and calculated using a reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of reserves requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves may change from period to period. 1.3 Accounting standards applied
1.3.1 Adoption of new IFRS standards, amendments and interpretations applicable from January 1, 2019
On January 1, 2019, the Company adopted IFRS 16 "Leases", which has an impact on the disclosures in the consolidated financial statements of the Company.

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IFRS 16 "Leases" was issued on January 13, 2016, and replaced International Accounting Standards "IAS" 17 “Leases”. This new standard specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. This standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted if IFRS 15 "Revenue from Contracts with Customers" has also been applied. The Company adopted IFRS 16 “Leases” as of January 1, 2019, using the modified retrospective transition approach with right-of-use assets measured at an amount equal to the lease liability recognized at January 1, 2019, adjusted by the amount of any prepaid or accrued lease payments relating to those leases. In addition, the Company applied the practical expedient not to reassess whether or not a contract meets the definition of a lease on transition and accordingly applied IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 "Leases" and IFRIC 4 "Determining whether an Arrangement contains a lease". Also, the Company used the practical expedient of not recognizing lease liabilities and right-of-use assets for which the lease term ended within twelve months of the date of initial application and corresponding expenses have been recognized as part of short-term lease expenses in the statement of operations. On January 1, 2019, the Company recognized additional lease liabilities (discounted at the incremental borrowing rates at that date) and right of use assets (including reclassifications from intangible assets) for an amount of 1,136 and 1,405, respectively (see note 7).

On January 1, 2019, the Company also adopted the following amendments which did not have a material impact on the consolidated financial statements of the Company:

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IFRIC 23 “Uncertainty over Income Tax Treatments” issued by the IASB on June 7, 2017. This interpretation addresses the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments under IAS 12 "Income Taxes".

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Amendment to IFRS 9 "Financial Instruments" issued by the IASB on October 12, 2017 in respect of prepayment features with negative compensation and which amends the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments.

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Amendment to IAS 28 “Investments in Associates and Joint Ventures” also issued on October 12, 2017 in relation to long-term interests in associates and joint ventures. The amendment clarifies that an entity should apply IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

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Amendments to IAS 19 “Employee benefits” issued by the IASB on February 7, 2018, which clarify that current service cost and net interest after a remeasurement resulting from a plan amendment, curtailment or settlement should be determined using the assumptions applied for the remeasurement. In addition, the amendments clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling.

On January 1, 2019, the Company also adopted the Annual Improvements 2015–2017 issued by the IASB on December 12, 2017 to make amendments to the following standards:

•	IFRS 3 "Business Combinations" clarifies that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

•	IFRS 11 "Joint Arrangements" clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

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IAS 12 "Income Taxes" clarifies that an entity shall recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events.

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IAS 23 "Borrowing Costs" clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.
1.3.2 New IFRS standards, amendments and interpretations applicable from 2020 onward
On May 18, 2017, the IASB issued IFRS 17 "Insurance Contracts", which is designed to achieve the goal of a consistent, principle-based accounting for insurance contracts. IFRS 17 requires insurance liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts. IFRS 17 supersedes IFRS 4 "Insurance Contracts" and related interpretations and is effective for periods beginning on or after January 1, 2021, with earlier adoption permitted if both IFRS 15 "Revenue from Contracts with Customers" and IFRS 9 "Financial Instruments" have also been applied. The Company does not expect that the adoption of this interpretation will have a material impact to its consolidated financial statements.

On March 29, 2018, the IASB published its revised "Conceptual Framework for Financial Reporting", which includes revised definitions of an asset and a liability as well as new guidance on measurement and derecognition, presentation and disclosure. The Company does not expect that the adoption of this amendment, which is effective for annual periods beginning on or after January 1, 2020, will have a material impact to its consolidated financial statements.
On October 22, 2018, the IASB issued amendments to IFRS 3 "Business Combinations", which includes the definition of a business aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets. The Company does not expect that the adoption of these amendments, which are effective for annual periods beginning on or after January 1, 2020, will have a material impact to its consolidated financial statements.
On October 31, 2018, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" and IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors" to clarify the definition of ‘material’ and to align the definition used in the Conceptual Framework and the standards themselves. The Company does not expect that the adoption of these amendments, which are effective for annual periods beginning on or after January 1, 2020, will have a material impact to its consolidated financial statements.
On September 26, 2019, the IASB published Interest Rate Benchmark Reform, Amendments to IFRS 9, IAS 39 and IFRS 7 (the amendments). The amendments provide relief from the specific hedge accounting requirements, so that entities would apply those hedge accounting requirements (highly probable forecast transaction and prospective effectiveness test under IFRS 9 which is applied by the Company) assuming that the interest rate benchmark is not altered as a result of the interest rate benchmark reform. Application of the relief is mandatory and is effective for annual periods beginning on or after January 1, 2020, with early application permitted. The requirements must be applied retrospectively. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements as it is relieving the possible effects of the uncertainty due to the Interest rate benchmark reform "IBOR".
On January 23, 2020, the IASB issued narrow-scope amendments to IAS 1 "Presentation of Financial Statements" to clarify how to classify debt and other liabilities as current or non-current. The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments include clarifying the classification requirements for debt a company might settle by converting it into equity. The Company does not expect that the adoption of these amendments, which are effective for annual periods beginning on or after January 1, 2022, will have a material impact to its consolidated financial statements.
The Company does not plan to early adopt the new accounting standards, amendments and interpretations.